Other Current Liabilities	6 Months Ended
Jun. 30, 2025
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 6 - OTHER CURRENT LIABILITIES:

	June 30, 2025	December 31, 2024
	U.S. dollars in thousands

Accrued vacation	3,786	3,166
Taxes payable	33	31
Estimated accrual for a certain batch production incident	2,136	2,182
Derivative liabilities	600	605
Accrued expenses	1,536	1,738
Other	186	662
	8,277	8,384